As filed with the Securities and Exchange Commission on 3/4/10

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09025
New Covenant Funds
(Exact name of registrant as specified in charter)
200 East Twelfth Street, Jeffersonville, IN 47130
(Address of principal executive offices) (Zip code)
U.S. Bancorp Fund Service, LLC
777 E Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)
414-765-5138
Registrant’s telephone number, including area code
Date of fiscal year end: June 30
Date of reporting period: December 31, 2009

Item 1. Reports to Stockholders.

NEW COVENANT MUTUAL FUNDS
Funds with a Mission

SEMI-ANNUAL REPORT DECEMBER 31, 2009

RIGHTEOUSNESS WILL GO BEFORE HIM, AND WILL MAKE A PATH FOR HIS STEPS.

Psalm 85:13

to our shareholders

NEW COVENANT FUNDS
December 31, 2009

Dear Shareholders,

In 2009, stock and bond markets recovered as the economy reached bottom and began to grow. The Standard & Poor’s 500 Index1 soared 26.5% and the Barclay’s Intermediate Aggregate Bond Index1 was up 6.5%. Credit markets stabilized and credit spreads narrowed dramatically from the historically wide levels reached in March.

In this environment, we were pleased with the investment results of New Covenant Funds on both an absolute and a relative basis.

	Aggregate		Average Annual Returns
	Latest Quarter	2009	3 years	5 years	10 years
New Covenant Growth Fund	5.6%	27.8%	-6.4%	0.1%	-0.9%

New Covenant Income Fund	0.5%	12.8%	0.6%	1.5%	4.2%

New Covenant Balanced Growth Fund	3.7%	21.7%	-3.4%	0.9%	1.4%

New Covenant Balanced Income Fund	2.5%	17.7%	-1.7%	1.2%	2.6%

Expense Ratios

	Gross Expense Ratio	Net Expense Ratio
New Covenant Growth Fund	1.37%	1.20%

New Covenant Income Fund	1.12%	0.87%

New Covenant Balanced Growth Fund	1.39%	1.22%

New Covenant Balanced Income Fund	1.34%	1.17%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include changes in share price, and include reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain more current performance information, call 877-835-4531 or visit www.NewCovenantFunds.com.

Bond funds will tend to experience smaller fluctuations in value than stock funds. Fluctuations in price, especially for longer-term bonds in environments of changing interest rates, should be anticipated. Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates. A high rate of defaults on mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interests in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages. Other principal risks associated with securities in the Income Fund are the following: Interest Rate Risk, Call Risk, Credit Risk, Put and Call Option Risk, Foreign Securities Risk, Options and Futures Risk, Government Securities Risk and Rebalancing Risk. For a more complete description of these risks, please consult the prospectus.

The Gross Expense Ratio is based on the most recent prospectus. The Fund’s Advisor has contractually agreed to limit the fees for the period from July 1, 2009 through October 31, 2010. The Net Expense Ratio is based upon the Gross Expenses less the fees waived by the Advisor. Had this waiver not been in effect, the performance would have been lower. For the New Covenant Income, Balanced Growth and Balanced Income Funds, the ratios also include those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment companies. Excluding these acquired fund fees and expenses, the Expense Ratios would be as follows: Income Fund: Gross 1.11% and Net 0.86%; Balanced Growth Fund: Gross 0.38% and Net 0.21%; and Balanced Income Fund: Gross 0.41% and Net 0.24%.

We note that the markets have rallied significantly over a short period of time and believe caution is warranted. We believe the economy will improve gradually with consumer deleveraging and unemployment providing a drag on more robust growth. While we see no immediate signs of inflation, we are watching commodity prices closely and are looking for signs that the massive stimulus programs of the past year will cause the economy to overheat. With such a mixed picture we are comforted by our more balanced approach, with Funds that share a number of managers having differing investment styles.

Looking back, we are also pleased by the successful stewardship of the Funds toward our stated social investing mandate. Working with the Presbyterian Church (USA)’s General Assembly Mission Counsel Committee (Mission Responsibility Through Investing), a list of prohibited securities is maintained. Today, this list includes 141 companies that derive more than 50% of their revenues from industries such as alcohol, tobacco, firearms, and gaming. The list also includes companies deemed to be human rights violators. An important part of our socially-responsible investment process involves filing shareholder resolutions and voting proxies. We are encouraged that the Funds were able to employ our social responsibility mandate while also delivering competitive investment results.

Performance Review

New Covenant Growth Fund

We serve as a “manager of managers” by crafting a portfolio through the careful selection and allocation of assets across one core and currently, four satellite sub-advisors. In 2009, we increased our exposure to our more actively managed satellite sub-advisors Capital Guardian Trust Company, Sound Shore Management, Inc., Santa Barbara Asset Management and to a new sub-advisor, TimesSquare Capital Management. We believe the current environment will favor “stock pickers,” investors who do extensive research and seek to find investments that will outperform the broader market. However, the Fund remains anchored by the core Wellington portfolio that seeks to deliver consistent relative performance by maintaining a sector allocation that is close to the benchmark.

to our shareholders

NEW COVENANT FUNDS
December 31, 2009

The Fund produced a total return of 27.8% in 2009 versus the S&P 500 return of 26.5%. Out-performance relative to the benchmark came mostly from our exposure to international stocks, significant out-performance from our value-style sub-advisor, and the Fund’s core manager. Our target allocation to the Growth Fund sub-advisors at year-end was as follows:

Overview of sub-advisor results:

Wellington Management Company LLC — Our core advisor Wellington uses the Russell 1000 as its benchmark, which had a return of 28.4% in 2009. Wellington performed in line with this benchmark.

Capital Guardian Trust Company, Inc. — Internationally-focused satellite sub-advisor Capital Guardian underperformed its MSCI Index benchmark in 2009. This result lagged the MSCI index (+42.1%) due to a more defensive posture, emphasizing sectors like consumer staples and telecommunications while avoiding the cyclical and lower quality stock sectors that drove investment performance during the year.

Sound Shore Management Inc. — Our large-cap-value satellite sub-advisor Sound Shore delivered a strong return, outperforming the Russell 1000 Value benchmark (+19.7%). Sound Shore seeks to find good companies selling at a discount to their historic or “normal” valuations.

Santa Barbara Asset Management — Our growth-oriented satellite sub-advisor Santa Barbara posted a return that lagged the hard-to-beat Russell 1000 Growth benchmark (+37.2%). Santa Barbara focuses on high quality growth stocks and posted superior returns with a steady portfolio in 2008. However, Santa Barbara avoided certain lower quality growth stocks in 2009 and thus lagged the strong recovery.

TimesSquare Capital Management — We added TimesSquare as a satellite sub-advisor in April, 2009. As a mid-cap growth manager, TimesSquare adds greater depth in our exposure to the growth style of investing. TimesSquare’s process emphasizes stock selection through rigorous bottom-up fundamental research. TimesSquare’s analysts visit more than 1,500 small and midcap companies a year to find those with pricing power, competitive advantages and the potential to be industry leaders.

New Covenant Income Fund

When I joined the Advisor as Chief Investment Officer in the fall of 2008, one of my first objectives was to transition the Income Fund from its former sub-advisor to three new bond managers. That transition was completed January 2, 2009 and we successfully increased the overall quality and diversification of the bond portfolio. In addition, our patience during the transition allowed us to recapture some of the losses of 2008 by not simply unloading the distressed securities that contributed to the Fund’s underperformance. Instead, our new sub-advisors were able to successfully capture some of the rebound from the March lows as they carefully shed these securities. This strategy produced competitive results for shareholders in 2009. For the year, the New Covenant Income Fund produced a return of 12.8%. This was significantly better than the Barclays Capital Intermediate Aggregate benchmark which rose 6.5%.

The use of three bond managers emulates the “manager of managers” approach employed by our Growth Fund. We believe that by crafting a portfolio through the careful selection and allocation of assets across a number of managers, we can reduce risk while still maintaining the potential for benchmark-beating results.

to our shareholders

NEW COVENANT FUNDS
December 31, 2009

Our allocation to the Income Fund sub-advisors at year-end was as follows:

Overview of sub-advisor results:
Baird Advisors — Baird, a core bond manager focusing on high-quality investments, produced a strong return, outperforming the Barclays Capital Intermediate Aggregate return of 6.5%. Baird’s duration-neutral approach (relative to the benchmark) and high quality, intermediate-term portfolio provided competitive results for 2009.
Earnest Partners LLC — Earnest posted strong returns this year versus the Barclays Capital Intermediate Aggregate. Earnest’s investment strategy focuses on non-Treasury, AAA rated intermediate-term securities that have the full faith and credit of the US Treasury. That said, much of the year’s outperformance came from commercial mortgage-backed securities that they selected from the Income Fund transition portfolio. They gradually reduced this exposure as the year progressed.
Sterling Capital Management — Sterling also posted strong returns relative to the Barclays Capital Intermediate Aggregate. Sterling’s performance benefited from an overweight to corporate bonds which enjoyed a significant rally. With a high quality, intermediate-term portfolio, Sterling ventures out to pursue duration-, sector-, and credit-related opportunities in their effort to outperform the benchmark.

New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund

Our balanced funds are each a mix of the New Covenant Growth Fund and the New Covenant Income Fund. The Balanced Growth Fund’s target allocation is currently 62.5% growth and 37.5% income. The Balanced Income Fund’s target allocation is the reverse, with 37.5% growth and 62.5% income. In early 2009, we increased the target allocation to equities in both balanced funds by 2.5 percentage points, allowing these funds to capture slightly more of the strong equity performance in 2009.

Conclusion
2009 marked some important changes to the New Covenant Funds. The Growth Fund increased its emphasis on the more actively managed satellite sub-advisors given our belief that experienced stock pickers should be able to add value over the indices. The Income Fund’s transition went extremely well and the Fund is well positioned with a high-quality, well-diversified portfolio. As a manager of managers, we seek the best mix of investment styles and experience from our sub-advisors as we attempt to produce benchmark beating results. We also endeavor to add value through incremental changes in the allocation of assets across the different investment styles.
While producing strong results is a primary goal, so too is exercising our social investing mandate. We continue to steward your investments away from securities on our prohibited list and will express our social principles by filing shareholder resolutions and taking opportunities to vote proxies.
Thank you for your continued interest in New Covenant Funds. As always, we appreciate your trust and thank you for your business.

Paul H. Stropkay, CFA
Senior Vice President and Chief Investment Officer
One Compass Advisors

Disclosures:

1	The Standard & Poor’s 500 Index (“S&P 500”) is an unmanaged, capitalization weighted index that measures the performance of 400 large-capitalization stocks representing all major industries. The Barclays Capital U.S Intermediate Aggregate Bond Index (formerly known as the Lehman Intermediate Aggregate Bond Index) is an unmanaged index of U.S. bonds which includes reinvestment of any earnings. It is widely used to measure the overall performance of the U.S. bond market. Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index. MSCI AC World ex US Index measures equity market performance in the global developed and emerging markets. It includes 48 developed and emerging market country indices. It is not possible to invest directly in an index.

2	Portfolio composition is subject to change. Diversification does not guarantee a profit nor protect against a loss.

The New Covenant Funds are advised by One Compass Advisors, a subsidiary of the Presbyterian Church (U.S.A.) Foundation.

to our shareholders

NEW COVENANT FUNDS
December 31, 2009

Portfolio Allocation as of 12/31/09 (unaudited) (subject to change)

GROWTH FUND:

Percentage of
Security Allocation	Market Value

Information Technology	18.2%
Financials	14.3%
Health Care	13.0%
Energy	11.3%
Industrials	10.1%
Consumer Discretionary	9.6%
Consumer Staples	8.7%
Materials	5.0%
Utilities	3.4%
Telecommunication Services	3.0%
Cash Equivalents	1.8%
Other	1.6%

Total	100.0%

INCOME FUND:

Percentage of
Security Allocation	Market Value

Government Agency/Mortgage Backed Securities	45.8%
Corporates	21.3%
Non-Government Agency/Mortgage Backed	10.9%
Treasuries	7.5%
Asset Backed	4.9%
Other	4.4%
Cash Equivalents	4.2%
Short Term Investments	1.0%

Total	100.0%

BALANCED GROWTH FUND:

Percentage of
Security Allocation	Market Value

New Covenant Growth Fund	65.0%
New Covenant Income Fund	34.0%
Cash Equivalents	1.0%

Total	100.0%

BALANCED INCOME FUND:

Percentage of
Security Allocation	Market Value

New Covenant Income Fund	57.4%
New Covenant Growth Fund	39.7%
Cash Equivalents	2.9%

Total	100.0%

portfolio of investments

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 98.2%
	Advertising - 0.4%
67,000	Omnicom Group, Inc.	$2,623,050

	Automotive - 1.1%
24,014	Daimler AG	1,281,651
244,500	Ford Motor Co.(a)	2,445,000
3,813	Hyundai Mobis	559,929
16,100	Toyota Motor Corp.	670,725
63,800	TRW Automotive Holdings Corp.(a)	1,523,544
51,500	WABCO Holdings, Inc.	1,328,185

		7,809,034

	Banks - 5.3%
106,130	Banco Bilbao Vizcaya Argentaria SA(L)	1,936,773
25,072	Banco Santander SA	415,129
468,029	Bank Of America Corp.	7,048,517
1,199,000	Bank of China Ltd.	649,496
180,500	Barclays PLC(b)	804,658
264,000	China Construction Bank Corp.	227,111
184,600	Commerce Asset Holdings	692,250
5,800	Deutsche Bank AG	410,906
348,185	Grupo Financiero Inbursa SA	1,014,852
214,164	HSBC Holdings PLC	2,451,862
1,870,000	Industrial & Commercial Bank of China, Class H	1,553,228
150,456	JPMorgan Chase & Co.	6,269,502
501,900	Lloyds Banking Group PLC(a)	410,927
45,800	PNC Financial Services Group	2,417,782
6,660	Shinhan Financial Group Co., Ltd.(a)	247,074
210,000	Shinsei Bank, Ltd.(a)	227,734
1	Standard Chartered	25
20,221	Standard Chartered PLC	514,409
50,000	State Street Corp.	2,177,000
288,276	UniCredit SpA(a)	968,056
271,100	Wells Fargo & Co.	7,316,989

		37,754,280

	Chemicals - 2.0%
4,400	Airgas, Inc.	209,440
48,100	Cabot Corp.	1,261,663
30,100	Eastman Chemical Co.	1,813,224
8,200	Ecolab, Inc.	365,556
26,400	FMC Corp.(L)	1,472,064
3,470	Lg Chemical	680,903
25,000	Monsanto Co.	2,043,750
32,600	Mosaic Co., Inc.	1,947,198
1,200	OCI Co. Ltd.	225,166
5,000	Potash Corp. of Saskatchewan, Inc.(a)	546,876
29,400	Praxair, Inc.	2,361,114
2,818	Syngenta AG	791,911
26,600	Valspar Corp.	721,924

		14,440,789

	Commercial Services - 1.9%
5,200	Alliance Data Systems Corp.(a)(L)	335,868
3,500	Copart, Inc.(a)	128,205
124,100	Discover Financial Services	1,825,511
2,800	Dun & Bradstreet Corp.	236,236
4,400	Iron Mountain, Inc.(a)	100,144
19,000	Manpower, Inc.	1,037,020
35,700	Moody’s Corp.	956,760
1,000	Priceline.com, Inc.(a)	218,500
65,100	RR Donnelley & Sons Co.	1,449,777
22,700	Serco Group PLC	194,324
3,700	Stericycle, Inc.(a)	204,129
1,700	Strayer Education, Inc.(L)	361,233
18,400	Visa, Inc., Class A	1,609,264
15,900	Watson Wyatt Worldwide, Inc.	755,568
226,000	Western Union Co.	4,260,100

		13,672,639

	Computer Services & Software - 8.3%
57,368	Acer Inc New - ADR	862,717
139,525	Activision Blizzard, Inc.(a)	1,550,123
8,000	Adobe Systems, Inc.(a)	294,240
20,900	Amdocs Ltd.(a)	596,277
34,700	Apple Computer, Inc.(a)	7,316,842
36,400	BMC Software, Inc.(a)	1,459,640
194,000	Cisco Systems, Inc.(a)	4,644,360
49,500	Dell, Inc.(a)	710,820
53,500	EMC Corp.(a)	934,645
73,700	Hewlett Packard Co.	3,796,287
66,900	International Business Machines Corp.	8,757,210
181,200	Intuit, Inc.(a)	5,564,652
401,700	Microsoft Corp.	12,247,833
6,800	NetApp, Inc.(a)	233,852
212,800	Oracle Corp.	5,222,112
8,500	Oracle Corp. Japan(L)	352,285
38,300	Red Hats, Inc.(a)	1,183,470
1,300	Salesforce Com, Inc.(a)	95,901
63,000	SanDisk Corp.(a)	1,826,370
10,200	SAP AG	482,532
24,000	Trend Micro, Inc.	909,647
6,864	Wistron Corp. GDR(a)	133,272

		59,175,087

	Construction & Building Materials - 1.5%
70,000	Anhui Conch Cement Co. Ltd., Class H	450,512
8,541	Bouygues SA(L)	445,985
189,000	China Railway	242,545
410,000	China Shanshui Cement Group	299,301
50,544	CRH PLC	1,380,102
31,200	Emcor Group, Inc.(a)	839,280
7,000	HeidelbergCement AG	483,980
16,190	Holcim(a)(b)	1,259,884
34,000	Jacobs Engineering Group, Inc.(a)	1,278,740
11,918	Lafarge SA(b)	987,692
1,400	Martin Marietta Materials, Inc.	125,174
3,900	Orascom Construction Industries - ADR	181,350
7,000	Pool Corp.	133,560
18,000	PT Indocement Tunggal Prakarsa Tbk	26,248
16,000	PT Semen Gresik (Persero) Tbk	12,858
47,200	Stanley Works(L)	2,431,272
7,300	EQT(L)	324,996

		10,903,479

	Consumer Products - 2.6%
28,700	Herbalife Ltd.	1,164,359
43,700	Kimberly-Clark Corp.	2,784,127
98,000	Li & Fung	407,627
31,500	L’OREAL SA	3,522,227
14,800	NIKE, Inc.	977,836
5,000	Nintendo Co. Ltd.	1,183,229
107,100	Nu Skin Enterprises, Inc., Class A	2,877,777
94,622	Procter & Gamble Co.	5,736,932

		18,654,114

	Diversified Operations - 1.6%
24,500	3M Co.	2,025,415
48,868	BAE Systems	283,758
17,100	Cooper Industries PLC	729,144
0	Delta Electronics, Inc. - ADR(a)	2
10,900	FPL Group, Inc.	575,738
322,700	General Electric Co.	4,882,451
43,200	Mitsubishi Corp.	1,069,158
18,000	Siemens AG	1,656,866
21,800	Sumitomo Corp.	220,727

		11,443,259

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS (cont.)
	Electronics - 2.8%
37,300	AMETEK, Inc.	$1,426,352
100	Avnet, Inc.(a)	3,016
33,500	BYD Co. Ltd.(a)(L)	295,751
4,000	Dolby Laboratories, Inc.(a)(L)	190,920
47,500	Emerson Electric Co.	2,023,500
7,000	Epistar Corp.(a)	127,050
285,300	Flextronics International Ltd.(a)	2,085,543
32,500	FLIR Systems, Inc.(a)	1,063,400
2,100	Hirose Electric Co., Ltd.	218,940
2,000	Keyence Corp.	412,305
3,774	LG Electronics, Inc.	393,775
14,300	Murata Manufacturing Co., Ltd.	706,287
262	Samsung Electronics Co., Ltd.	179,770
2,374	Samsung Electronics Co., Ltd. - GDR(a)(b)(L)	830,900
73,700	Seagate Technology	1,340,603
124,834	Taiwan Semiconductor - ADR	1,428,101
4,300	TDK Corp.	260,858
250,600	Texas Instruments, Inc.	6,530,636
7,700	Tokyo Electron Ltd.	489,440

		20,007,147

	Energy - 3.7%
175,200	AES Corp.(a)	2,331,912
26,100	Banpu Public Co., Inc.	450,918
7,300	Cameron International Corp.(a)	305,140
16,000	Centrais Electricas Brasileiras S.A.	333,969
1,000	Centrais Eletricas Brasileiras S.A. - ADR	21,090
40,500	CESP - Companhia Energetica de Sao Paulo(a)	558,998
208,000	China Longyuan Power Group Corp.(a)(b)(L)	269,343
198,500	China Shenhua Energy Co., Ltd.	972,863
278,500	El Paso Corp.	2,737,655
12,700	Electricite De France	756,644
1,500	Enersis S.A. - ADR	34,290
25,800	Entergy Corp.	2,111,472
122,974	Exelon Corp.	6,009,739
27,300	FirstEnergy Corp.	1,268,085
82,200	Nabors Industries Ltd(a)	1,799,358
52,200	National-Oilwell Varco, Inc.(a)	2,301,498
2,500	Noble Corp.	101,750
33,200	PG&E Corp.	1,482,380
10,200	Scottish & Southern Energy PLC	191,275
9,700	Suntech Power Holdings Co., Ltd. - ADR(a)(L)	161,311
63,700	Tanjong Public Limited Co.	313,291
3,900	Vestas Wind Systems A/S(a)	238,169
74,400	Xcel Energy, Inc.	1,578,768

		26,329,918

	Entertainment - 0.0%
5,900	Hasbro, Inc.	189,154

	Financial Services - 5.3%
64,000	Ameriprise Financial, Inc.	2,484,480
21	Berkshire Hathaway, Inc.(a)	2,083,200
10,996	BNP Paribas(b)	881,168
39,100	Camden Property Trust(L)	1,656,667
774,400	Citigroup, Inc.	2,563,264
6,400	CME Group, Inc.	2,150,080
34,800	Comerica, Inc.(L)	1,029,036
4,300	Companhia Brasileira de Meios de Pagamen(b)	37,887
37,400	Credit Suisse Group - ADR	1,838,584
7,282	Danone S.A.	447,107
36,660	Goldman Sachs Group, Inc.	6,189,674
13,000	Hong Kong Exchanges & Clearing Ltd.	233,730
195,500	Invesco Ltd.	4,592,295
10,100	Mastercard, Inc.	2,585,398
75,200	Morgan Stanley	2,225,920
32,100	PHH Corp.(a)(L)	517,131
12,400	SEI Investments Co.	217,248
8,900	TD Ameritrade Holding Corp.(a)	172,482
136,100	The Charles Schwab Corp.	2,561,402
59,700	U.S. Bancorp	1,343,847
19,788	UBS AG(a)(b)	307,021
80,800	UDR, Inc.	1,328,352

		37,445,973

	Food & Beverages - 4.6%
85,100	Archer Daniels Midland Co.	2,664,481
23,400	Bunge Ltd.	1,493,622
112,571	Coca-Cola Amatil Ltd.	1,165,873
64,200	Coca-Cola Co.	3,659,400
40,100	Coca-Cola Enterprises, Inc.	850,120
54,100	Dr Pepper Snapple Group, Inc.(a)	1,531,030
11,500	Fomento Economico Mexicano SA de CV - ADR	550,620
32,200	General Mills, Inc.	2,280,082
30,600	Hansen Natural Corp.(a)	1,175,040
66,200	Hormel Foods Corp.	2,545,390
29,400	Kellogg Co.	1,564,080
399	Lindt & Spruengli AG	856,281
9,700	Magnit OJSC - GDR(a)	152,775
23,500	Marfrig Alimentos SA(a)	258,082
4,400	Metro AG	268,515
48,280	Nestle SA	2,342,942
81,400	PepsiCo, Inc.	4,949,120
48,900	Unilever NV	1,594,786
57,600	Unilever NV - ADR	1,862,208
7,950	Unilever PLC	256,046
12,614	Woolworths Ltd.	317,254

		32,337,747

	Forest Products & Paper - 0.3%
45,600	International Paper Co.	1,221,168
172,000	Nine Dragons Paper Holdings Ltd.	277,298
87,132	Sappi	419,131
7,300	Sappi Ltd. - ADR(L)	34,748
28,014	Stora Enso Oyj	195,978
9,749	UPM-Kymmene Corp.	116,277

		2,264,600

	Health Care Services - 2.8%
46,200	Aetna, Inc.	1,464,540
15,800	DaVita, Inc.(a)	928,092
27,900	Express Scripts, Inc., Class A(a)	2,411,955
29,100	Health Net, Inc.(a)	677,739
3,500	Laboratory Corp. of America Holdings(a)(L)	261,940
36,400	Mckesson Corp.	2,275,000
29,800	Quest Diagnostics, Inc.	1,799,324
18,800	Stryker Corp.	946,956
2,206	Synthes, Inc.	288,532
172,320	UnitedHealth Group, Inc.	5,252,313
33,800	Varian Medical Systems, Inc.(a)	1,583,530
33,400	Wellpoint, Inc.(a)	1,946,886

		19,836,807

	Household Durables - 0.3%
74,800	Newell Rubbermaid, Inc.	1,122,748
9,200	Whirlpool Corp.	742,072

		1,864,820

	Insurance - 3.2%
10,400	AFLAC, Inc.	481,000
5,500	Allianz AG	687,135
41,300	Allied World Assurance Co. Holdings Ltd.(L)	1,902,691

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS (cont.)
	Insurance (cont.)
7,100	Aon Corp.	$272,214
13,650	AXA SA(b)(L)	323,653
56,200	Axis Capital Holdings Ltd.	1,596,642
26,100	Everest Re Group Ltd.	2,236,248
141,000	Genworth Financial, Inc.(a)	1,600,350
62,400	Hartford Financial Services Group, Inc.	1,451,424
5,200	Humana, Inc.(a)	228,228
116,900	Marsh & McLennan Cos., Inc.	2,581,152
5,972	Muenchener Rueckversicherungs AG	930,340
41,000	Prudential Financial, Inc.	2,040,160
27,800	Prudential PLC	287,376
8,800	RenaissanceRe Holdings, Ltd.	467,720
36,200	The Allstate Corp.	1,087,448
51,239	The Travelers Cos., Inc.	2,554,777
7,400	Tokio Marine Holdings, Inc.	201,020
93,400	UnumProvident Corp.(L)	1,823,168

		22,752,746

	Internet - 3.1%
35,700	Akamai Technologies, Inc.(a)	904,281
27,100	Amazon.com, Inc.(a)	3,645,492
9,551	AOL, Inc.(a)	222,349
10,000	B2W Companhia Global do Varejo	274,555
44,000	eBay, Inc.(a)	1,035,760
46,000	Expedia, Inc.(a)	1,182,660
22,000	Genpact Limited(a)	327,800
6,500	Global Payments, Inc.	350,090
11,705	Google, Inc., Class A(a)	7,256,866
63,500	Softbank Corp.	1,479,519
15,800	Sohu Com, Inc.(a)	905,024
148,700	Symantec Corp.(a)	2,660,243
16,800	Tencent Holdings Ltd.	365,104
43,400	VeriSign, Inc.(a)(L)	1,052,016

		21,661,759

	Leisure Equipment & Products - 0.2%
60,600	Mattel, Inc.	1,210,788

	Lodging - 0.3%
70,500	Host Hotels & Resorts, Inc.	822,735
56,100	Wyndham Worldwide Corp.	1,131,537

		1,954,272

	Machinery & Equipment - 0.7%
7,170	Andritz Ag	416,486
38,700	Caterpillar, Inc.	2,205,513
17,600	Joy Global, Inc.	907,984
13,200	Kurita Water Industries Ltd.	411,016
2,800	PACCAR, Inc.	101,556
8,200	SMC Corp.	927,106

		4,969,661

	Manufacturing - 4.0%
10,200	Altera Corp.	230,826
12,900	Analog Devices, Inc.	407,382
18,600	ASML Holding N.V. - ADR	634,074
31,700	Assa Abloy AB, Class B	610,548
4,500	Church & Dwight Co., Inc.	272,025
19,700	Danaher Corp.	1,481,440
84,800	Dover Corp.	3,528,528
36,700	Graftech International Ltd.(a)	570,685
52,700	Honeywell International, Inc.	2,065,840
45,300	Illinois Tool Works, Inc.	2,173,947
46,100	ITT Industries, Inc.(L)	2,293,014
14,800	Masco Corp.	204,388
254,200	ON Semiconductor Corp.(a)	2,239,502
52,500	Owens-Illinois, Inc.(a)	1,725,675
91,050	Parker Hannifin Corp.	4,905,774
33,700	Precision Castparts Corp.	3,718,795
16,200	Waters Corp.(a)	1,003,752

		28,066,195

	Media - 2.3%
246,300	Comcast Corp., Class A	4,152,618
16,100	Discovery Communications, Inc.(a)	426,972
9,400	National CineMedia, Inc.	155,758
28,800	Scripps Networks Interactive - Class A	1,195,200
26,800	SES	605,293
18,200	Time Warner Cable, Inc.	753,298
172,266	Time Warner, Inc.	5,019,831
31,800	Virgin Media, Inc.(L)	535,194
21,908	Vivendi SA	653,091
5,497	Washington Post Co., Class B	2,416,481
14,901	Wolters Kluwer NV	326,828

		16,240,564

	Medical - 4.2%
18,200	Alcon, Inc.	2,991,170
33,600	Allergan, Inc.	2,117,136
58,200	Amgen, Inc.(a)	3,292,374
28,500	Baxter International, Inc.	1,672,380
24,500	Becton Dickinson & Co.	1,932,070
373,000	Boston Scientific Corp.(a)	3,357,000
25,700	C.R. Bard, Inc.	2,002,030
4,000	Illumina, Inc.(a)	122,600
76,100	Johnson & Johnson, Inc.	4,901,601
83,000	Medtronic, Inc.	3,650,340
4,300	Resmed, Inc.(a)	224,761
60,900	St. Jude Medical, Inc.(a)	2,239,902
32,000	Thermo Fisher Scientific, Inc.(a)	1,526,080

		30,029,444

	Metals & Mining - 2.1%
18,000	Anglo American PLC(a)	788,183
6,000	AngloGold Ashanti	249,016
22,400	Barrick Gold Corp.	882,112
21,200	BHP Billiton PLC	683,131
39,200	Cameco Corp.(a)	1,271,747
38,900	Consol Energy, Inc.	1,937,220
28,400	Freeport-McMoRan Copper & Gold, Inc., Class B(a)	2,280,236
21,900	GMK Norilsk Nickel - ADR(a)	300,030
4,703	Harmony Gold Mining Co., Ltd.(L)	48,298
8,295	Newcrest Mining Ltd.	263,242
53,300	Newmont Mining Corp.	2,521,623
47,800	Peabody Energy Corp.	2,161,038
21,000	Walter Industries, Inc.(L)	1,581,510

		14,967,386

	Oil & Gas - 10.4%
5,655	Air Liquide SA	673,100
107,800	Baker Hughes, Inc.	4,363,744
94,000	BG Group PLC	1,703,515
4,500	Canadian Natural Resources Ltd.(a)	327,007
11,400	Cenovus Energy, Inc.(a)	288,856
45,392	ChevronTexaco Corp.	3,494,730
129,138	ConocoPhillips	6,595,078
18,100	Denbury Resources, Inc.(a)	267,880
42,800	Devon Energy Corp.	3,145,800
36,100	Dresser-Rand Group, Inc.(a)	1,141,121
27,300	E.ON AG	1,143,941
17,800	EOG Resources, Inc.	1,731,940
51,800	EQT Corp.	2,275,056
135,000	Exxon Mobil Corp.	9,205,650
28,100	Gazprom - ADR(a)	685,640
12,900	GDF Suez SA	560,053
106,200	Hess Corp.	6,425,100
95,700	Marathon Oil Corp.	2,987,754
35,500	Occidental Petroleum Corp.	2,887,925
5,300	Range Resources Corp.(L)	264,205
15,800	Reliance Industries Ltd. - GDR	740,548
20,156	Royal Dutch Shell, Class A	609,676
1,800	Sasol Ltd - ADR	71,892

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS (cont.)
	Oil & Gas (cont.)
35,200	Sasol Ltd.	$1,421,355
87,500	Schlumberger Ltd.	5,695,375
12,000	Seadrill Ltd.(a)	306,746
91,200	Smith International, Inc.	2,477,904
5,510	S-Oil Corp.	255,514
62,500	UGI Corp.	1,511,875
37,000	Ultra Petroleum Corp.(a)	1,844,820
145,600	Valero Energy Corp.	2,438,800
57,500	Williams Cos., Inc.	1,212,100
110,300	XTO Energy, Inc.	5,132,259

		73,886,959

	Pharmaceuticals - 6.2%
103,200	Abbott Laboratories	5,571,768
14,800	Bayer AG	1,187,276
4,900	Cephalon, Inc.(a)	305,809
92,400	Eli Lilly & Co.	3,299,604
72,800	Forest Laboratories, Inc.(a)	2,337,608
53,400	Genzyme Corp.(a)	2,617,134
91,600	Gilead Sciences, Inc.(a)	3,964,448
151,770	Merck & Co., Inc.(a)	5,545,676
44,100	Novartis AG - ADR	2,400,363
16,000	Novo Nordisk A/S, Class B	1,023,339
435,106	Pfizer, Inc.	7,914,578
18,673	Roche Holding AG	3,173,390
30,700	Shire Ltd.	599,997
8,200	Shire Pharmaceuticals PLC - ADR	481,340
10,300	Terumo Corp.	619,316
51,700	Teva Pharmaceutical Industries Ltd. - ADR	2,904,506

		43,946,152

	Real Estate - 0.8%
129,700	Annaly Mortgage Management, Inc.	2,250,295
174,000	CapitaMalls Asia Ltd.(a)(b)	314,596
147,920	China Overseas Land & Investment Ltd.	312,880
60,000	China Resources Land	136,508
31,000	Kerry Properties Ltd.	157,931
161,000	Link Reit	411,564
33,500	Nordstrom, Inc.	1,258,930
22,000	Sun Hung Kai Properties Ltd.	329,997
86,000	Wharf Holdings Ltd.	496,363

		5,669,064

	Restaurant - 0.2%
24,300	Mcdonalds Corp.	1,517,292

	Retail - 5.1%
13,673	Adidas AG	740,326
50,100	Best Buy Co., Inc.	1,976,946
33,000	Big Lots, Inc.(a)	956,340
51,630	BJ’s Wholesale Club, Inc.(a)	1,688,817
58,800	Coach, Inc.	2,147,964
4,600	Fastenal Co.(L)	191,544
120,300	Gap, Inc.	2,520,285
503,860	GOME Electrical Appliances Holdings Ltd.(a)	183,260
10,070	Hennes & Mauritz AB	559,331
28,900	Home Depot, Inc.	836,077
32,000	Jeronimo Martins, SGPS, S.A.(L)	320,427
192,000	Li Ning Co. Ltd.(L)	730,518
222,100	Office Depot, Inc.(a)	1,432,545
35,235	Ross Stores, Inc.	1,504,887
12,900	Seven & I Holdings Co Ltd	262,751
67,700	Staples, Inc.	1,664,743
50,300	Tempur-Pedic International, Inc.(a)	1,188,589
222,000	Tesco PLC	1,534,694
18,100	The Sherwin-Williams Co.	1,115,865
4,900	Tiffany & Co.	210,700
59,500	TJX Cos., Inc.	2,174,725
49,300	Urban Outfitters, Inc.(a)(L)	1,725,007
142,000	Wal Mart Stores, Inc.	7,589,900
72,000	Walgreen Co.	2,643,840

		35,900,081

	Schools - 0.9%
17,000	Anhanguera Educacional Participacoes SA(a)(b)	242,843
84,900	Apollo Group, Inc., Class A(a)	5,143,242
8,200	ITT Educational Services, Inc.(a)	786,872

		6,172,957

	Semiconductor Equipment - 0.4%
24,436	ASML Holding N.V.	840,724
5,300	KLA-Tencor Corp.	191,648
4,100	Linear Technology Corp.	125,214
80,000	Xilinx, Inc.	2,004,800

		3,162,386

	Technology - 2.7%
72,000	Accenture PLC	2,988,000
46,000	Amphenol Corp.	2,124,280
130,200	ARM Holdings PLC	373,280
3,100	Cognizant Technology Solutions Corp.(a)	140,430
59,900	Ingram Micro, Inc.(a)	1,045,255
187,625	Intel Corp.	3,827,550
8,100	Juniper Networks, Inc.(a)	216,027
101,600	Maxim Integrated Products, Inc.	2,062,480
90,000	United Technologies Corp.	6,246,900

		19,024,202

	Telecommunication - 4.5%
17,600	America Movil SA, Series L - ADR	826,848
16,500	American Tower Corp. - Class A(a)	712,965
250,847	AT&T, Inc.	7,031,241
9,200	BCE, Inc.	255,104
11,300	Broadcom Corp.(a)	355,385
41,090	France Telecom SA	1,026,705
145,900	JDS Uniphase Corp.(a)	1,203,675
133,400	Koninklijke KPN NV	2,264,226
34,100	Maxis Berhad(b)	53,480
5,099	Mobinil	223,567
48,400	Neustar, Inc.(a)	1,115,136
242	NTT DoCoMo, Inc.	336,750
39,300	Partner Communications Co. Ltd.	795,910
194,500	Qualcomm, Inc.	8,997,570
3,900	Research In Motion Ltd.(a)	264,158
9,200	SBA Communications Corp.(a)	314,272
7,000	SK Telecom Co., Ltd - ADR(L)	113,820
1,855	SK Telecom Co., Ltd.	270,012
711	Swisscom AG	271,904
9,203	Telefonica de Espana	257,526
47,500	Telefonos de Mexico SA - ADR	787,550
37,550	Telekomunikacja Po(a)	217,415
78,700	Telmex Internacional S.A.B. DE CV - ADR	1,396,925
321,965	Telstra Corp., Ltd.(b)	991,970
44,000	Verizon Communications, Inc.	1,457,720

		31,541,834

	Transportation - 1.8%
104,300	British Airways PLC(a)(L)	314,861
19,800	Burlington Northern Santa Fe Corp.	1,952,676
3,600	C.H. Robinson Worldwide, Inc.(L)	211,428
17,000	Companhia de Concessoes Rodoviarias	389,506
4,400	East Japan Railway Co.	277,318
24,200	Expeditors International of Washington, Inc.	840,466
61,800	J.B. Hunt Transport Services, Inc.(L)	1,994,286
60,000	Mitsui O.S.K. Lines Ltd.	315,026
28,600	Norfolk Southern Corp.	1,499,212
163,078	Qantas Airways Ltd.	437,988
175,400	Southwest Airlines Co.	2,004,822

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS (cont.)
	Transportation (cont.)
25,100	United Parcel Service, Inc.	$1,439,987
62,990	Werner Enterprises, Inc.	1,246,572

		12,924,148

	Waste Management - 0.6%
48,500	Veolia Environnement	1,607,814
70,400	Waste Management, Inc.	2,380,224

		3,988,038

	Total Common Stocks (Cost $587,377,461)	693,352,806

PREFERRED STOCKS - 0.2%
	Commercial Banks - 0.1%
35,000	Banco Bradesco S.A.	765,450

	Metals & Mining - 0.1%
17,900	Vale SA	444,278

	Telecommunication - 0.1%
16,700	Tele Norte Leste Participacoes SA	357,714

	Total Preferred Stocks (Cost $1,179,832)	1,567,442

Principal
Amount
SHORT TERM INVESTMENTS - 1.8%
$13,011,959	JP Morgan Cash Trade Execution	$13,011,959

	Total Short Term Investments (Cost $13,011,959)	13,011,959

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 1.6%
1,169,411	GSAA Home Equity Trust ABS, 0.32%, 01/29/10(c)	670,701
3,656,987	JP Morgan Prime Money Market	3,656,987
7,000,000	Monumental Global Funding II MTN, 0.23%, 05/26/10(c)	6,971,335

	Total Investments Held As Collateral For Loaned Securities (Cost $11,826,398)	11,299,023

TOTAL INVESTMENTS — 101.8%
(Cost $613,395,650)		$722,216,249
Liabilities in Excess of Other Assets — (1.8)%		(13,007,657)

NET ASSETS — 100.00%		$709,208,592

Percentages are stated as a percent of net assets.
Footnotes:

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.
(c)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.
(L)	A portion or all of the security is on loan.
Abbreviations:

ABS	Asset Backed Security
ADR	American Depository Receipt
GDR	Global Depository Receipt
MTN	Medium Term Note
PLC	Public Liability Company

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Principal Amount		Value

ASSET BACKED SECURITIES - 5.0%
$1,394,000	American Express Credit 2006-1 A 0.263%, 12/15/2013	$1,384,398
300,000	American Express Credit 2007-8 B 0.933%, 05/15/2015	287,636
750,000	Atlantic City Electric 2002-1 A-3, 4.910%, 07/20/2017	805,071
1,000,000	CarMax, Inc., 2007-1, 5.240%, 06/15/2012	1,035,462
750,000	CenterPoint Energy Transition Bond Co., 5.090%, 08/01/2015	813,179
1,500,000	Chase Issuance Trust 2006-1A 0.273%, 04/15/2013	1,493,827
2,200,000	Chase Issuance Trust 2006-4A 0.253%, 10/15/2013	2,183,191
790,000	Chase Issuance Trust 2007-15A 4.960%, 09/15/2012	813,982
3,000,000	Chase Issuance Trust 2009-7 0.683%, 09/17/2012	3,004,042
3,500,000	Citibank Credit Card Issuance Trust 5.450%, 05/10/2013	3,685,027
1,000,000	Honda Auto Receivables Owner Trust 4.430%, 07/15/2015	1,053,677
550,000	Nissan Auto 2008-A, 4.280%, 06/15/2014	572,524
1,025,000	Nissan Auto Lease Trust 2.070%, 01/15/2015	1,031,439
600,000	USAA Auto Owner 2009-1, 4.770%, 09/15/2014	637,191
314,871	USAA Auto Owner, 5.360%, 06/15/2012	320,954

	Total Asset Backed Securities (Cost $18,976,198)	19,121,600

CORPORATE BONDS - 21.8%
692,000	Aegon NV 4.750%, 06/01/2013	696,324
800,000	Aflac, Inc. 8.500%, 05/15/2019	923,122
675,000	Allied Waste North America, Inc., 6.875%, 06/01/2017	717,385
600,000	America Movil SAB De CV, 5.500%, 03/01/2014	638,347
850,000	American Express Co. 8.125%, 05/20/2019	1,009,014
1,150,000	American Water Capital Corp., 6.085%, 10/15/2017	1,203,498
700,000	Arcelormittal Sa Luxembourg 9.850%, 06/01/2019	906,867
1,000,000	Arden Realty LP, 5.250%, 03/01/2015	1,030,807
1,000,000	AT&T Wireless Services, Inc., 8.125%, 05/01/2012	1,130,540
700,000	AT&T, Inc., 4.850%, 02/15/2014	745,000
500,000	5.800%, 02/15/2019	533,927
1,000,000	Bank of America Commercial Mortgage, 5.300%, 03/15/2017	981,535
50,000	Bank of America Funding Corp., 7.625%, 06/01/2019	57,942
600,000	BB&T Corp. 6.850%, 04/30/2019	674,141
1,000,000	Bear Stearns Cos., Inc., 7.250%, 02/01/2018	1,149,643
375,000	Blackrock, Inc. 2.250%, 12/10/2012	373,621
500,000	British Telecommunications PLC 9.125%, 12/15/2010	535,785
1,275,000	Canal Barge, Inc. 4.500%, 11/12/2034	1,224,199
2,800,000	Carolina Power & Light Co., 6.500%, 07/15/2012	3,071,664
750,000	Cisco Systems, Inc. 4.450%, 01/15/2020	737,209
1,000,000	Citigroup, Inc., 6.125%, 11/21/2017(L)	1,009,536
750,000	Comcast Corp New 5.300%, 01/15/2014	801,196
250,000	COX Communications Inc. 6.750%, 03/15/2011	262,937
560,000	Credit Suisse, 5.500%, 05/01/2014(L)	608,299
425,000	CVS Caremark Corp., 4.875%, 09/15/2014	450,723
360,000	Dartmouth College, 4.750%, 06/01/2019	365,306
950,000	Deere John Capital Corp. 7.000%, 03/15/2012	1,054,413
986,000	Deutsche Telekom International Finance BV 8.500%, 06/15/2010	1,019,070
760,000	Duke Energy Corp. 6.250%, 01/15/2012	822,047
500,000	Entergy Mississippi, Inc., 4.650%, 05/01/2011	516,638
750,000	Enterprise Products Operating LLC 7.625%, 02/15/2012	829,417
1,656,467	FedEx Corp., 1998-1, 6.720%, 07/15/2023	1,732,265
2,700,000	Fifth Third Bancorp, 6.250%, 05/01/2013(L)	2,782,031
430,000	Fiserv, Inc., 6.125%, 11/20/2012	468,525
700,000	General Electric Capital Corp. 6.000%, 08/07/2019	727,938
1,000,000	General Mills, Inc., 6.000%, 02/15/2012	1,080,215
	Goldman Sachs Group, Inc.,
1,000,000	6.875%, 01/15/2011	1,060,692
1,000,000	5.950%, 01/18/2018	1,057,661
600,000	7.500%, 02/15/2019	700,669
900,000	Hewlett Packard Co., 6.125%, 03/01/2014	1,006,580
1,000,000	Home Depot, Inc., 5.400%, 03/01/2016	1,048,228
615,000	Honeywell International, Inc., 3.875%, 02/15/2014(L)	641,326
750,000	HSBC Finance Corp., 6.750%, 05/15/2011	792,918
440,000	International Paper Co., 7.300%, 11/15/2039	468,246
	JP Morgan Chase & Co.,
1,200,000	2.125%, 06/22/2012(L)	1,214,501
1,100,000	5.750%, 01/02/2013	1,173,943
600,000	Koninklijke KPN NV 8.000%, 10/01/2010	630,115
650,000	Kookmin Bank 7.250%, 05/14/2014(a)	731,060
215,000	Korea Electric Power Corp., 7.750%, 04/01/2013	242,058
1,000,000	Marsh & McLennan Cos., Inc., 6.250%, 03/15/2012	1,055,930
	Merrill Lynch & Co.,
1,000,000	6.050%, 08/15/2012	1,071,881
590,000	6.875%, 04/25/2018	636,701
	MetLife, Inc.,
1,000,000	5.000%, 06/15/2015	1,053,031
	Metropolitan Life Global Funding,
500,000	5.125%, 04/10/2013(a)	530,093
	Morgan Stanley Capital 1
915,000	2005-HQ6, 4.989%, 08/13/2042	887,128
	Morgan Stanley,
1,000,000	5.050%, 01/21/2011	1,037,451
1,000,000	5.625%, 01/09/2012	1,055,824
1,100,000	1.950%, 06/20/2012	1,110,846
460,000	6.000%, 05/13/2014	495,068
	National City Corp.,
1,250,000	4.500%, 03/15/2010	1,257,727
	National Rural Utility Corp.,
650,000	10.375%, 11/01/2018	862,639
	Nationwide Life Global Funding I
800,000	0.661%, 08/27/2010(a)	797,184
600,000	Pemex Finance Ltd., 10.610%, 08/15/2017	723,000
947,950	Petrodrill Five Ltd., 4.390%, 04/15/2016	979,289
1,354,214	Petrodrill Four Ltd., 4.240%, 01/15/2016	1,406,670
440,000	Plains All American Pipeline LP, 8.750%, 05/01/2019	519,658
500,000	Plum Creek Timberlands LP, 5.875%, 11/15/2015	512,622
725,000	PNC Funding Corp., 5.500%, 09/28/2012	767,741
1,350,000	Pooled Funding Trust I 2.740%, 02/15/2012(a)	1,378,385
600,000	Principal Life Global Funding I 6.250%, 02/15/2012(a)	630,327
500,000	Prudential Financial Inc. 5.100%, 09/20/2014	521,861
750,000	Prudential Holdings LLC 8.695%, 12/18/2023(a)	804,519

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Principal Amount		Value

CORPORATE BONDS (cont.)
$1,000,000	Rio Tinto Ltd., 5.875%, 07/15/2013	$1,079,899
500,000	Simon Property Group, Inc., 6.750%, 05/15/2014	533,343
1,000,000	Stanford University, 4.250%, 05/01/2016	1,029,840
1,200,000	SunTrust Banks, Inc., 3.000%, 11/16/2011	1,238,777
400,000	TCI Communications, Inc. 8.750%, 08/01/2015	474,451
1,375,000	Texas Eastern Transmission Corp. 7.300%, 12/01/2010	1,446,145
750,000	Time Warner Cable, Inc. 5.000%, 02/01/2020	728,715
450,000	Time Warner Cable, Inc., 8.750%, 02/14/2019	549,348
	Time Warner, Inc.,
1,175,000	6.875%, 05/01/2012	1,287,020
915,000	5.875%, 11/15/2016(L)	989,150
775,000	UFJ Finance Aruba AEC 6.750%, 07/15/2013	863,534
1,100,000	Vanderbilt University 5.250%, 04/01/2019	1,148,595
	Verizon Communications, Inc.,
1,032,000	5.875%, 01/17/2012	1,100,067
800,000	6.350%, 04/01/2019	884,146
1,125,000	Vessel Management Services, 5.125%, 04/16/2035	1,128,338
1,000,000	Vodafone Group PLC, 5.630%, 02/27/2017	1,063,732
1,500,000	Volkswagen Auto Lease Trust 3.410%, 04/15/2012	1,538,008
550,000	Wells Fargo & Co., 5.625%, 12/11/2017	572,999
650,000	Westpac Banking Corp. 4.200%, 02/27/2015	661,467
700,000	Xerox Corp. 6.350%, 05/15/2018	731,373

	Total Corporate Bonds (Cost $79,673,672)	82,783,645

NON-AGENCY MORTGAGE BACKED SECURITIES - 11.2%
1,310,000	Banc of America Commercial Mortgage 2004-3 A5, 5.413%, 06/10/1939	1,321,334
3,230,000	Banc of America Commercial Mortgage 2005-6 AM, 5.178%, 09/10/1947	2,763,139
4,215,000	Banc of America Commercial Mortgage 2006-3, 5.812%, 07/10/1944	3,382,323
5,235,000	Banc of America Commercial Mortgage 2006-4, 5.675%, 08/10/2016	4,107,834
700,000	Banc of America Commercial Mortgage 2007-1, 5.451%, 01/15/1949	618,878
1,470,000	Bear Stearns Commercial Mortgage Securites 2007-PWR18, 6.210%, 06/11/1950	726,387
1,375,000	BMW Vehicle Lease Trust 2009-1 A3, 2.910%, 08/15/2011	1,399,947
1,596,000	Citigroup Commercial Mortgage Trust 2008-C7, 6.095%, 12/10/1949	745,188
1,540,000	Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 A4, 5.014%, 02/15/1938	1,513,614
1,205,000	Credit Suisse Mortgage Capital Certificate 2006-C1 AM, 5.544%, 02/15/1939	990,501
915,000	Credit Suisse of First Boston Mortgage Securities Corp. 2005-c1, 4.813%, 02/15/2038	914,210
3,488,586	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 005-3 5A5, 5.250%, 06/25/1935	2,923,974
1,370,000	General Electric Capital Commercial Mortgage Corp., 4.596%, 11/10/1938	1,346,368
1,230,000	GMAC Commercial Mortgage Securities 2004-C2 A4, 5.301%, 08/10/1938	1,223,670
1,235,000	Goldman Sachs Mortgage Securities Corp. 2007-GG10 A4, 5.805%, 08/10/1945	1,063,533
1,445,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A4, 5.376%, 06/12/1941	1,457,354
1,200,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4, 5.874%, 04/15/1945	1,158,761
1,305,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CIBC18, 5.440%, 06/12/1947	1,139,886
4,165,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4, 5.882%, 02/15/1951	3,617,018
1,565,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDP11 A4, 5.818%, 06/15/1949	1,366,743
480,000	JP Morgan Chase Commerical Mortgage Securities Corp. 2005-CIBC11 A4, 5.335%, 08/12/2037	474,411
550,000	JP Morgan Chase Commerical Mortgage Securities Corp. 2006-CIBC15 5.814%, 06/12/2043	530,361
3,770,000	LB-UBS Commercial Morgage Trust 2006-C6 AM, 5.413%, 09/15/1936	3,135,141
1,253,019	Master Reperforming Loan Trust 2006-2 1A1, 5.803%, 05/25/1936(a)	1,103,852
565,000	Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3, 5.172%, 12/12/1949	500,637
2,528,259	TBW Morgage Backed Pass-Through Certificates 2006-2 7A1, 7.000%, 07/25/1936	1,383,693
1,385,000	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4, 5.240%, 07/15/1941	1,375,961

	Total Non-Agency Mortgage Backed Securities (Cost $48,946,573)	42,284,718

U.S. GOVERNMENT AGENCIES - 46.9%
	Fannie Mae
1,196,833	7.067%, 12/01/2010	1,197,041
4,876,802	6.200%, 01/01/2011	4,991,671
1,845,078	6.480%, 01/01/2011	1,901,483
4,420,802	6.100%, 04/01/2011	4,593,140
1,388,158	6.090%, 05/01/2011	1,459,974
1,240,924	6.305%, 05/01/2011	1,295,744
2,745,000	6.280%, 08/01/2011	2,892,470
2,578,952	6.130%,10/01/2011	2,739,274
1,392,453	5.936%, 11/01/2011	1,455,857
4,280,958	6.113%, 02/01/2012	4,585,855
1,485,339	5.780%, 07/01/2012	1,590,709
1,406,498	5.500%, 05/25/2014	1,456,338
604,928	6.500%, 08/01/2017	656,808
2,078,896	5.000%, 01/01/2021	2,190,568
1,301,970	4.500%, 09/25/2024	1,360,388
855,000	5.000%, 03/25/2032	889,823
779,065	4.500%, 07/25/2033	809,577
4,935,000	5.000%, 04/25/2034	5,095,587
5,245,284	5.500%, 09/01/2034	5,513,832
2,997,319	5.500%, 12/25/2034	3,172,520
3,185,657	5.500%, 02/01/2035	3,348,756
4,431,904	5.000%, 07/01/2035	4,563,015
1,312,372	5.000%, 08/25/2035	1,386,864
3,180,910	5.000%, 11/01/2035	3,271,036
702,220	5.508%, 01/01/2036	742,657
3,275,102	5.000%, 02/01/2036	3,367,897
4,635,522	5.000%, 03/01/2036	4,766,862
527,920	5.512%, 03/01/2036	555,320
3,176,098	5.500%, 07/01/2037	3,336,723
1,603,943	5.500%, 04/01/2036	1,681,050
2,291,356	6.000%, 09/01/2037	2,430,986
1,787,209	5.000%, 03/01/2038	1,836,350
1,871,156	5.500%, 05/01/2038	1,961,108
3,672,917	5.500%, 06/01/2038	3,849,485
1,799,299	5.500%, 08/01/2038	1,885,797
1,478,097	5.500%, 11/01/2038	1,549,154

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Principal Amount		Value

U.S. GOVERNMENT AGENCIES (cont.)
$2,162,435	6.000%, 11/01/2038	$2,292,856
2,522,633	5.900%, 07/25/2042	2,655,704

		95,330,279

	Freddie Mac
2,000,000	0.160%, 05/04/2011	2,002,568
2,000,000	1.500%, 06/22/2012	1,984,948
1,178,069	4.500%, 07/15/2016	1,214,483
2,476,046	6.000%, 01/15/2017	2,648,953
4,150,000	5.000%, 02/15/2020	4,330,711
2,335,649	5.000%, 12/01/2020	2,456,003
1,180,469	6.000%, 12/15/2021	1,232,237
1,395,261	5.000%, 04/01/2024	1,460,322
1,543,251	5.000%, 05/15/2024	1,616,022
1,230,000	5.000%, 03/15/2032	1,280,797
3,395,000	5.000%, 03/15/2034	3,493,925
2,284,090	5.500%, 12/01/2036	2,397,462
2,976,559	5.000%, 04/01/2038	3,056,077
1,882,883	5.000%, 08/01/2038	1,933,183
1,984,562	5.500%, 11/01/2038	2,081,404
7,179	5.000%, 12/01/2038	7,371
1,154,823	4.500%, 02/01/2039	1,153,615
1,571,963	5.000%, 03/01/2039	1,613,958
1,792,903	5.000%, 05/01/2039	1,840,620

		37,804,659

	Ginnie Mae
652,572	5.500%, 02/20/2037	685,202
2,003,230	4.500%, 07/20/2038	1,998,770
762,217	5.500%, 07/20/2038	800,240
787,938	5.000%, 12/20/2038	804,408
2,415,629	5.500%, 01/15/2039	2,534,255
1,916,644	5.000%, 03/15/2039	1,974,974
983,682	5.000%, 03/20/2039	1,004,243

		9,802,092

	Small Business Administration
1,128,286	5.250%, 09/01/2017	1,201,703
1,063,742	4.727%, 02/10/2019	1,091,181
1,508,194	3.880%, 03/01/2019	1,556,046
1,250,000	4.620%, 03/01/2019	1,269,940
1,158,245	7.300%, 08/01/2019	1,262,637
981,597	7.060%, 11/01/2019	1,066,248
1,187,872	5.310%, 08/01/2022	1,254,328
1,275,934	5.240%, 08/01/2023	1,329,986
1,132,631	4.890%, 12/01/2023	1,194,710
986,581	4.720%, 02/01/2024	1,026,184
1,149,429	4.770%, 04/01/2024	1,196,821
1,138,982	5.180%, 05/01/2024	1,195,303
1,246,934	4.880%, 11/01/2024	1,302,976
2,048,559	4.625%, 02/01/2025	2,124,506
1,172,086	5.090%, 10/01/2025	1,234,720
760,627	5.350%, 02/01/2026	809,317
1,731,953	5.570%, 03/01/2026	1,865,199
1,202,551	5.870%, 05/01/2026	1,293,204
968,982	5.370%, 10/01/2026	1,032,445
1,235,995	5.230%, 03/01/2027	1,308,225
1,012,776	5.490%, 03/01/2028	1,074,505
2,837,387	5.370%, 04/01/2028	3,010,670
1,110,833	5.600%, 09/01/2028	1,185,569
1,457,688	4.660%, 03/01/2029	1,508,735
1,238,816	4.310%, 04/01/2029	1,257,119
1,201,234	4.950%, 06/01/2029	1,253,675

		34,905,952

	Total U.S. Government Agencies (Cost $173,463,229)	177,842,982

OTHER AGENCY SECURITIES - 1.1%
967,653	Cal Dive International, Inc. 4.930%, 02/01/2027	973,575
1,250,000	Federal Farm Credit Bank 3.000%, 09/22/2014	1,255,369
	Private Export Funding Corp.
478,000	4.550%, 05/15/2015	511,453
1,250,000	5.450%, 09/15/2017	1,340,829

	Total Other Agency Securities (Cost $4,125,069)	4,081,226

MUNICIPAL BONDS - 2.2%
1,000,000	County of Bexar TX, 6.628%, 06/15/2039	1,010,280
605,000	County of Galveston TX, 5.108%, 02/01/2021	584,049
1,000,000	Greater Orlando Aviation Authority, 5.250%, 10/01/2012	1,010,970
1,000,000	Los Angeles Harbor Department, 5.500%, 08/01/2014	1,070,060
1,000,000	Metropolitan Water District of Southern California 6.538%, 07/01/2039	1,004,050
1,250,000	New York State City Transitional Finance Authority 4.466%, 08/01/2018	1,215,775
500,000	New York State Housing Finance Agency 4.911%, 03/15/2019	495,630
665,000	Qatar Government International Bond 4.000%, 01/20/2015(a)	669,988
400,000	State of California, 5.450%, 04/01/2015	402,860
850,000	State of Texas, 5.333%, 10/01/2021	852,677

	Total Municipal Bonds (Cost $8,359,121)	8,316,339

U.S. TREASURY OBLIGATIONS - 7.7%
	U.S. Treasury Bond - 2.5%
7,900,000	6.250%, 08/15/2023	9,438,035

	U.S. Treasury Note - 5.2%
6,675,000	2.250%, 05/31/2014	6,631,719
13,675,000	2.375%, 03/31/2016	13,087,413

		19,719,132

	Total U.S. Treasury Obligations (Cost $29,657,380)	29,157,167

SHORT TERM INVESTMENTS - 5.4%
	Cash Equivalent - 4.3%
16,342,009	JP Morgan Cash Trade Execution	16,342,009

	Commercial Paper - 1.1%
	Fannie Mae Discount Note
4,000,000	0.000%, 01/22/2010	3,999,720

	Total Short Term Investments (Cost $20,341,729)	20,341,729

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 1.1%
33,821	CWL 2006-14 2A1 ABS, 0.280%, 01/29/2010(b)	33,505
4,027,714	JP Morgan Prime Money Market	4,027,714

	Total Investments Held As Collateral For Loaned Securities (Cost $4,061,535)	4,061,219

Total Investments — 102.4%
(Cost $387,604,506)		$387,990,625
Liabilities in Excess of Other Assets — (2.4)%		(9,169,339)

NET ASSETS — 100.00%		$378,821,286

Percentages are stated as a percent of net assets.
Footnotes:

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.
(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.
(L)	A portion or all of the security is on loan.

Abbreviations:

ABS	Asset Backed Security
LP	Limited Partnership
PLC	Public Liability Company

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Shares/Principal
Amount		Value

INVESTMENT COMPANIES - 99.1%
5,912,652	New Covenant Growth Fund(a)	$161,947,530
3,873,917	New Covenant Income Fund(a)	84,877,518

	Total Investment Companies (Cost $249,133,981)	246,825,048

CASH EQUIVALENTS - 1.0%
2,506,818	JP Morgan Cash Trade Execution	2,506,818

	Total Cash Equivalents (Cost $2,506,818)	2,506,818

TOTAL INVESTMENTS — 100.1%
(Cost $251,640,799)		$249,331,866
Liabilities in Excess of Other Assets — (0.1)%		(141,615)

NET ASSETS — 100.00%		$249,190,251

(a)	Investment in affiliate.

NEW COVENANT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Shares/Principal
Amount		Value

INVESTMENT COMPANIES — 97.2%
1,255,692	New Covenant Growth Fund(a)	$34,393,391
2,266,849	New Covenant Income Fund(a)	49,666,659

	Total Investment Companies (Cost $84,688,558)	84,060,050

CASH EQUIVALENTS — 2.9%
2,532,537	JP Morgan Cash Trade Execution	2,532,537

	Total Cash Equivalents (Cost $2,532,537)	2,532,537

TOTAL INVESTMENTS — 100.1%
(Cost $87,221,095)		$86,592,587
Liabilities in Excess of Other Assets — (0.1)%		(117,152)

NET ASSETS — 100.00%		$86,475,435

(a)	Investment in affiliate.

The accompanying notes are an integral part of these financial statements.

statements of assets and liabilities

NEW COVENANT FUNDS
December 31, 2009 (Unaudited)

			Balanced	Balanced
	Growth Fund	Income Fund	Growth Fund	Income Fund

Assets:
Investments, at value (Cost $613,395,650, $387,604,506, $2,506,818 and $2,532,537, respectively)(a)	$722,216,249	$387,990,625	$2,506,818	$2,532,537
Investments in affiliates, at value (Cost $0, $0, $249,133,981 and $84,688,558, respectively)	—	—	246,825,048	84,060,050
Cash denominated in foreign currency, at value	2,413	—	—	—
Interest and dividends receivable	711,112	3,012,363	—	—
Receivable for capital shares issued	174,692	94,517	13,571	11,260
Receivable for investments sold	969,464	—	—	—
Receivable from Adviser	—	—	33,871	11,615
Reclaims receivable	81,625	—	—	—
Prepaid expenses	51,072	34,381	18,525	10,553

Total Assets	724,206,627	391,131,886	249,397,833	86,626,015

Liabilities:
Payable for investments purchased	683,782	7,978,492	—	—
Payable for capital shares redeemed	537,239	25,368	95,430	100,404
Payable to custodian	620,590	15,958	—	—
Payable for return of collateral received on securities loaned	11,826,398	4,061,535	—	—
Payable for dividend withholding tax	9,093	—	—	—
Cash denominated in foreign currency, at value	530,525	—	—	—
Accrued expenses and other payables:
Investment advisory, net	566,398	107,544	—	—
Administration	15,819	11,599	6,046	4,265
Shareholder service	102,787	53,308	48,734	17,394
Transfer agent	7,716	4,324	20,492	6,821
Accounting	1,384	11,136	2,820	1,429
Chief Compliance Officer	10,241	3,752	4,031	1,208
Other	86,063	37,584	30,029	19,059

Total Liabilities	14,998,035	12,310,600	207,582	150,580

NET ASSETS	$709,208,592	$378,821,286	$249,190,251	$86,475,435

Capital	791,934,759	449,909,165	278,117,032	92,641,732
Undistributed (distributions in excess of) net investment income	(688,169)	25,667	—	1,131
Accumulated net realized losses from investment and foreign currency transactions	(190,858,308)	(71,499,665)	(26,617,848)	(5,538,920)
Net unrealized appreciation (depreciation) on investment transactions and translation of assets and liabilities denominated in foreign currency	108,820,310	386,119	(2,308,933)	(628,508)

Net assets	$709,208,592	$378,821,286	$249,190,251	$86,475,435

Shares outstanding	25,892,939	17,290,239	3,438,103	5,002,124
Net asset value, offering price and redemption price per share	$27.39	$21.91	$72.48	$17.29

(a)	Includes value of securities on loan of $11,488,799, $3,977,444, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

statements of operations

NEW COVENANT FUNDS
For the six months ended December 31, 2009 (Unaudited)

			Balanced	Balanced
	Growth Fund	Income Fund	Growth Fund	Income Fund

INVESTMENT INCOME:
Interest	$—	$8,882,021	$—	$—
Dividends	5,949,781	—	—	—
Dividend income from affiliates	—	—	2,280,595	1,112,165
Foreign tax withholding	(80,357)	—	—	—
Income from securities lending	85,147	16,496	—	—

Total Investment Income	5,954,571	8,898,517	2,280,595	1,112,165

EXPENSES (Note 3):
Investment advisory	3,350,782	1,441,473	—	—
Shareholder servicing	610,666	310,844	290,999	100,861
Other	149,617	106,523	86,595	33,455
Accounting	58,280	34,004	14,293	4,439
Administration	57,311	35,358	22,894	6,681
Custodian	80,055	3,708	10	6
Transfer agent	20,162	16,158	41,602	17,981
Chief Compliance Officer	21,563	9,502	7,921	2,573

Total expenses before contractual fee reductions	4,348,436	1,957,570	464,314	165,996
Expenses contractually reduced by Adviser	(339,895)	(310,844)	(194,344)	(67,239)

Total net expenses	4,008,541	1,646,726	269,970	98,757

NET INVESTMENT INCOME	1,946,030	7,251,791	2,010,625	1,013,408

REALIZED AND UNREALIZED GAINS FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gains (losses) on investment transactions	7,029,065	(38,214,025)	(1,001,081)+	(400,125)+
Net realized gains on foreign currency transactions	15,243	—	—	—
Net change in unrealized appreciation on investments and foreign currency transactions	117,447,227	55,748,967	33,042,988	8,482,149

Net realized/unrealized gains from investments and foreign currency transactions	124,491,535	17,534,942	32,041,907	8,082,024

Change in net assets resulting from operations	$126,437,565	$24,786,733	$34,052,532	$9,095,432

+	Represents realized losses from investment transactions with affiliates.

The accompanying notes are an integral part of these financial statements.

statements of changes in net assets

NEW COVENANT FUNDS

	Growth Fund		Income Fund
	For the six	For the year	For the six	For the year
	months ended	ended	months ended	ended
	December 31, 2009#	June 30, 2009	December 31, 2009#	June 30, 2009

OPERATIONS:
Net investment income	$1,946,030	$7,214,551	$7,251,791	$21,162,279
Net realized gains (losses) from investment and foreign currency transactions	7,044,308	(179,956,214)	(38,214,025)	(23,733,742)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currency	117,447,227	(62,955,346)	55,748,967	(35,428,867)

Change in net assets resulting from operations	126,437,565	(235,697,009)	24,786,733	(38,000,330)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,598,381)	(6,717,989)	(7,518,489)	(21,145,431)
Tax return of capital	—	(517,962)	—	—

Change in net assets from distributions to shareholders	(2,598,381)	(7,235,951)	(7,518,489)	(21,145,431)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,299,214	65,384,239	10,552,325	17,538,879
Dividends reinvested	188,524	564,472	560,795	1,578,804
Cost of shares redeemed	(28,326,852)	(60,893,582)	(23,006,077)	(82,851,257)

Change in net assets from capital transactions	(12,839,114)	5,055,129	(11,892,957)	(63,733,574)

Change in net assets	111,000,070	(237,877,831)	5,375,287	(122,879,335)

NET ASSETS:
Beginning of period	598,208,522	836,086,353	373,445,999	496,325,334

End of period	$709,208,592	$598,208,522	$378,821,286	$373,445,999

SHARE TRANSACTIONS:
Issued	616,906	2,988,749	481,000	818,415
Reinvested	7,020	18,600	25,541	76,839
Redeemed	(1,101,742)	(2,807,279)	(1,059,342)	(3,964,503)

Net increase (decrease)	(477,816)	200,070	(552,801)	(3,069,249)

Undistributed (distributions in excess of) net investment income	$(688,169)	$(35,818)	$25,667	$292,365

#	Unaudited

The accompanying notes are an integral part of these financial statements.

statements of changes in net assets

NEW COVENANT FUNDS

	Balanced Growth Fund		Balanced Income Fund
	For the six	For the year	For the six	For the year
	months ended	ended	months ended	ended
	December 31, 2009#	June 30, 2009	December 31, 2009#	June 30, 2009

OPERATIONS:
Net investment income	$2,010,625	$6,047,336	1,013,408	$2,860,789
Net realized losses from investment and foreign currency transactions	(1,001,081)+	(10,454,971)+	(400,125)+	(2,919,678)+
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currency	33,042,988	(57,528,038)	8,482,149	(14,878,617)

Change in net assets resulting from operations	34,052,532	(61,935,673)	9,095,432	(14,937,506)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,016,641)	(5,929,883)	(1,012,277)	(2,836,623)
From net realized gains on investments	—	(3,339,267)	—	—
Tax return of capital	—	(122,690)	—	(28,265)

Change in net assets from distributions to shareholders	(2,016,641)	(9,391,840)	(1,012,277)	(2,864,888)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,545,566	10,263,042	2,633,684	3,012,500
Dividends reinvested	1,585,837	7,951,390	646,941	1,804,880
Cost of shares redeemed	(13,047,114)	(31,111,094)	(3,553,586)	(11,006,677)

Change in net assets from capital transactions	(3,915,711)	(12,896,662)	(272,961)	(6,189,297)

Change in net assets	28,120,180	(84,224,175)	7,810,194	(23,991,691)

NET ASSETS:
Beginning of period	221,070,071	305,294,246	78,665,241	102,656,932

End of period	$249,190,251	$221,070,071	$86,475,435	$78,665,241

SHARE TRANSACTIONS:
Issued	110,411	146,240	155,402	196,869
Reinvested	22,395	127,800	37,907	115,769
Redeemed	(186,530)	(483,294)	(214,820)	(688,928)

Net decrease	(53,724)	(209,254)	(21,511)	(376,290)

Undistributed net investment income	$—	$—	$1,131	$—

#	Unaudited
+	Represents realized losses from investment transactions with affiliates.

The accompanying notes are an integral part of these financial statements.

financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the period

	Growth Fund

	For the six months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2009(a)		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$22.68		$31.95	$38.90	$32.76	$29.92	$28.07

INVESTMENT ACTIVITIES:
Net investment income	0.07		0.29	0.26	0.26	0.18	0.21
Net realized and unrealized gains (losses) on investments and foreign currency transactions	4.74		(9.29)	(4.98)	6.17	2.86	1.85

Total from Investment Activities	4.81		(9.00)	(4.72)	6.43	3.04	2.06

DIVIDENDS:
Net investment income	(0.10)		(0.25)	(0.24)	(0.29)	(0.20)	(0.21)
Net realized gains	—		—	(1.97)	—	—	—
Tax return of capital	—		(0.02)	(0.02)	—	—	—

Total Dividends	(0.10)		(0.27)	(2.23)	(0.29)	(0.20)	(0.21)

Change in net asset value per share	4.71		(9.27)	(6.95)	6.14	2.84	1.85

Net Asset Value, End of Period	$27.39		$22.68	$31.95	$38.90	$32.76	$29.92

Total Return	21.16%	(b)	(28.16)%	(12.61)%	19.68%	10.17%	7.38%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (in 000’s)	$709,208		$598,209	$836,086	$1,033,536	$906,010	$878,583
Ratio of expenses to average net assets	1.18%	(c)	1.12%	1.10%	1.08%	1.07%	1.11%
Ratio of expenses to average net assets, excluding waivers	1.28%	(c)	1.30%	1.29%	1.28%	1.28%	1.36%
Ratio of net investment income to average net assets	0.57%	(c)	1.15%	0.73%	0.73%	0.58%	0.75%
Ratio of net investment income to average net assets, excluding waivers	0.47%	(c)	0.97%	0.54%	0.53%	0.37%	0.50%
Portfolio turnover rate	31%	(b)	94%	65%	65%	51%	76%

(a)	Unaudited.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the period

	Income Fund

	For the six months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2009(a)		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$20.93		$23.73	$24.52	$24.28	$25.56	$25.17

INVESTMENT ACTIVITIES:
Net investment income	0.42		1.11	1.16	1.12	1.00	0.94
Net realized and unrealized gains (losses) on investments	0.99		(2.79)	(0.81)	0.25	(1.23)	0.55

Total from Investment Activities	1.41		(1.68)	0.35	1.37	(0.23)	1.49

DIVIDENDS:
Net investment income	(0.43)		(1.12)	(1.14)	(1.13)	(1.04)	(1.04)
Net realized gains	—		—	—	—	(0.01)	(0.06)
Tax return of capital	—		—	—	— *	— *	—
Total Dividends	(0.43)		(1.12)	(1.14)	(1.13)	(1.05)	(1.10)

Change in net asset value per share	0.98		(2.80)	(0.79)	0.24	(1.28)	0.39

Net Asset Value, End of Period	$21.91		$20.93	$23.73	$24.52	$24.28	$25.56

Total Return	6.77%	(b)	(6.90)%	1.36%	5.65%	(0.90)%	6.02%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (in 000’s)	$378,821		$373,446	$496,325	$537,345	$526,359	$527,208
Ratio of expenses to average net assets	0.86%	(c)	0.86%	0.85%	0.84%	0.84%	0.86%
Ratio of expenses to average net assets, excluding waivers	1.02%	(c)	1.02%	1.01%	1.01%	1.01%	1.08%
Ratio of net investment income to average net assets	3.78%	(c)	5.15%	4.70%	4.49%	4.04%	3.68%
Ratio of net investment income to average net assets, excluding waivers	3.62%	(c)	4.99%	4.54%	4.32%	3.87%	3.46%
Portfolio turnover rate	49%	(b)	230%	170%	258%	263%	206%

*	Less than $0.005.
(a)	Unaudited.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the period

	Balanced Growth Fund

	For the six months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2009(b)		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$63.31		$82.49	$90.86	$81.30	$78.20	$74.65

INVESTMENT ACTIVITIES:
Net investment income(a)	0.58		1.70	1.83	1.83	1.52	1.41
Net realized and unrealized gains (losses) on investments(a)	9.17		(18.25)	(8.37)	9.56	3.10	3.54

Total from Investment Activities	9.75		(16.55)	(6.54)	11.39	4.62	4.95

DIVIDENDS:
Net investment income	(0.58)		(1.69)	(1.83)	(1.83)	(1.52)	(1.40)
Net realized gains	—		(0.93)	—	—	—	—
Tax return of capital	—		(0.01)	—	—	— *	—

Total Dividends	(0.58)		(2.63)	(1.83)	(1.83)	(1.52)	(1.40)

Change in net asset value per share	9.17		(19.18)	(8.37)	9.56	3.10	3.55

Net Asset Value, End of Period	$72.48		$63.31	$82.49	$90.86	$81.30	$78.20

Total Return	15.43%(c)		(19.96)%	(7.26)%	14.11%	5.93%	6.68%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (in 000’s)	$249,190		$221,070	$305,294	$353,344	$312,077	$305,524
Ratio of expenses to average net assets	0.22%	(d)	0.13%	0.15%	0.12%	0.12%	0.14%
Ratio of expenses to average net assets, excluding waivers	0.38%	(d)	0.37%	0.39%	0.37%	0.38%	0.22%
Ratio of net investment income to average net assets	1.66%	(d)	2.56%	2.07%	2.11%	1.85%	1.83%
Ratio of net investment income to average net assets, excluding waivers	1.50%	(d)	2.32%	1.83%	1.86%	1.59%	1.75%
Portfolio turnover rate	1%	(c)	7%	17%	7%	10%	5%

*	Less than $0.005.
(a)	Includes income or gains (losses) from affiliates.
(b)	Unaudited.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the period

	Balanced Income Fund

	For the six months		For the year	For the year	For the year	For the year	For the year
	Ended		ended	ended	ended	ended	ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2009(b)		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$15.66		$19.01	$20.40	$18.99	$18.90	$18.24

INVESTMENT ACTIVITIES:
Net investment income(a)	0.20		0.56	0.60	0.59	0.52	0.48
Net realized and unrealized gains (losses) on investments(a)	1.63		(3.35)	(1.39)	1.41	0.09	0.66

Total from Investment Activities	1.83		(2.79)	(0.79)	2.00	0.61	1.14

DIVIDENDS:
Net investment income	(0.20)		(0.55)	(0.60)	(0.59)	(0.52)	(0.48)
Net realized gains	—		—	—	—	—	—
Tax return of capital	—		(0.01)	—	— *	—	—

Total Dividends	(0.20)		(0.56)	(0.60)	(0.59)	(0.52)	(0.48)

Change in net asset value per share	1.63		(3.35)	(1.39)	1.41	0.09	0.66

Net Asset Value, End of Period	$17.29		$15.66	$19.01	$20.40	$18.99	$18.90

Total Return	11.73%(c)		(14.60)%	(3.95)%	10.65%	3.26%	6.32%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (in 000’s)	$86,475		$78,665	$102,657	$121,855	$122,512	$124,809
Ratio of expenses to average net assets	0.23%	(d)	0.16%	0.20%	0.15%	0.15%	0.17%
Ratio of expenses to average net assets, excluding waivers	0.39%	(d)	0.40%	0.44%	0.40%	0.41%	0.25%
Ratio of net investment income to average net assets	2.40%	(d)	3.47%	2.97%	2.95%	2.71%	2.58%
Ratio of net investment income to average net assets, excluding waivers	2.24%	(d)	3.23%	2.73%	2.70%	2.45%	2.50%
Portfolio turnover rate	1%	(c)	10%	10%	7%	13%	6%

*	Less than $0.005.
(a)	Includes income or gains (losses) from affiliates.
(b)	Unaudited.
(c)	Not Annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

notes to financial statements

NEW COVENANT FUNDS
December 31, 2009 (Unaudited)

1. Organization

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds’ investment advisor is One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation (the “Adviser”).

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. Dividend income, if any, will be incidental.

Income Fund	High level of current income with preservation of capital.

Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.

Balanced Income Fund	Current income and long-term growth of capital.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with GAAP.

Portfolio Valuation:  Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the mean between the last preceding bid and ask prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Open-end funds are valued at net asset value. Closed-end funds and exchange-traded funds are valued at market value. All other assets and securities with no readily determinable market values are valued using procedures adopted by the Board of Trustees. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security. As of December 31, 2009, the Funds did not hold any securities for which market quotations were not readily available.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the security’s market value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the foreign exchange rate every business day, generally at 4:00 PM ET.

The Funds have adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Funds have performed an analysis of all investments to determine the significance and character of all inputs to their fair value determination.

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

notes to financial statements

NEW COVENANT FUNDS
December 31, 2009 (Unaudited)

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions of what market participants would use to price the asset or liability based on the best available information.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of December 31, 2009. These assets are measured on a recurring basis.

Growth Fund	Level 1	Level 2	Level 3	Total Market Value

Equity
Common Stocks	$673,911,565	$15,956,647	$—	$689,868,212
Real Estate Investment Trusts	$6,469,613	—	—	$6,469,613
Preferred Stocks	$1,567,442	—	—	$1,567,442

Total Equity	$681,948,620	$15,956,647	$—	$697,905,267

Fixed Income
Medium Term Note	$—	$6,971,335	$—	$6,971,335
Money Market Fund	—	3,656,987	—	3,656,987
Asset Backed Securities	—	670,701	—	670,701

Total Fixed Income	$—	$11,299,023	$—	$11,299,023

Short-Term Investments	$—	$13,011,959	$—	$13,011,959

Total Investment in Securities	$681,948,620	$40,267,629	$—	$722,216,249

Income Fund	Level 1	Level 2	Level 3	Total Market Value

Fixed Income
U.S. Government Agencies	$—	$177,842,982	$—	$177,842,982
Corporate Bonds	—	82,783,645	—	82,783,645
Non-Agency Mortgage Backed	—	42,284,718	—	42,284,718
U.S. Treasury Obligations	—	29,157,167	—	29,157,167
Asset-Backed Securities	—	19,155,105	—	19,155,105
Municipal Bond	—	8,316,339	—	8,316,339
Other Agency Securities	—	4,081,226	—	4,081,226
Money Market Fund	—	4,027,714	—	4,027,714

Total Fixed Income	$—	$367,648,896	$—	$367,648,896

Short-Term Investments	$—	$20,341,729	$—	$20,341,729

Total Investment in Securities	$—	$387,990,625	$—	$387,990,625

Balanced Growth Fund	Level 1	Level 2	Level 3	Total Market Value

Equity
Investment Companies	$246,825,048	$—	$—	$246,825,048

Total Equity	$246,825,048	$—	$—	$246,825,048

Short-Term Investments	$—	$2,506,818	$—	$2,506,818

Total Investment in Securities	$246,825,048	$2,506,818	$—	$249,331,866

Balanced Income Fund	Level 1	Level 2	Level 3	Total Market Value

Equity
Investment Companies	$84,060,050	$—	$—	$84,060,050

Total Equity	$84,060,050	$—	$—	$84,060,050

Short-Term Investments	$—	$2,532,537	$—	$2,532,537

Total Investment in Securities	$84,060,050	$2,532,537	$—	$86,592,587

Securities Transactions and Investment Income:  During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Securities sold are determined on a specific identification basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both notes to financial statements

NEW COVENANT FUNDS
December 31, 2009 (Unaudited)

financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Options:  The Income Fund may purchase or write options which are traded over-the-counter to hedge fluctuation risks in the prices of certain securities. When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently “marked-to-market” to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently “marked-to-market” to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the option and the price of the underlying security. Risks may also arise due to illiquid secondary markets for the options. There were no options outstanding at December 31, 2009.

Foreign Currency Translation:  The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

Foreign Currency Forward Contracts:  The Growth Fund may enter into foreign currency forward contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time foreign currency forward contracts are extinguished.

Loans of Portfolio Securities:  The Growth Fund and the Income Fund may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with JPMorgan Chase Bank, N.A. (“JPMorgan”). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at at least 102% of the market value of the securities loaned. Cash collateral received is invested by JPMorgan pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between JPMorgan and the Funds in accordance with the Lending Agreement. Income allocated to the Funds is included in investment income in the respective Statements of Operations.

At December 31, 2009, the cash collateral received by the Growth Fund and the Income Fund was invested in a money market mutual fund and other short-term securities, at the time of purchase; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending activities. The investments purchased with the cash collateral are valued daily based on the investment ’s prior day’s valuation, in connection with the calculation of the Growth Fund and Income Fund’s net asset value. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although this risk is mitigated by the collateral and by the Lending Agreement. Information on the investment of cash collateral is shown in the Portfolios of Investments. The Growth Fund and the Income Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities lent while simultaneously seeking to earn income on the investment cash collateral. One of the risks is that, from time to time, the cost of borrowing cash could exceed income generated from the securities in the reinvestment portfolio. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. However, loans will be made only to borrowers deemed by the Adviser to be creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

The value of the loaned securities and related collateral at December 31, 2009, was as follows:

	Value of	Value of
Fund	Securities Loaned	Cash Collateral

Growth Fund	$11,488,799	$11,826,397
Income Fund	3,977,444	4,061,535

notes to financial statements

NEW COVENANT FUNDS
December 31, 2009 (Unaudited)

All collateral received as cash and securities is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Repurchase Agreements:  The Funds may enter into repurchase agreements which are secured by obligations of the U.S. government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions:  The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on that basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. Securities purchased or sold on a when-issued, delayed-delivery of forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the Adviser or applicable sub-advisor deems it appropriate to do so.

The Funds may dispose of or renegotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions.

When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain cash, U.S. government securities or other liquid portfolio securities having a value (determined daily) at least equal to the amount of the Funds’ purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

As of December 31, 2009, the Funds had no outstanding when-issued or delayed-delivery purchase commitments with corresponding assets segregated.

Dividends and Distributions to Shareholders:  Dividends from net investment income of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent that distributions exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Federal Income Taxes:  It is each Fund’s intention to continue to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

The Funds have reviewed the tax positions taken on federal income tax returns for each of the three open tax years and as of December 31, 2009, and has determined that no provision for income tax is required in the Funds’ financial statements. Foreign securities held by a Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on tax regulations and rates that exist in the foreign markets in which the Funds invest.

Allocation of Expenses:  Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or some other reasonable method.

Accounting for Derivatives.  The Trust adopted an accounting standard involving disclosures of derivatives and hedging activities that is effective for fiscal years beginning after November 15, 2008. The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The standard does not have any impact on the Funds’ financial disclosures because the Funds have not maintained any positions in derivative instruments or engaged in hedging activities.

3. Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with the Adviser. Under the Agreement, the Adviser is responsible for managing the Funds’ investments as well as furnishing the Funds with certain administrative services. The notes to financial statements

NEW COVENANT FUNDS
December 31, 2009 (Unaudited)

Growth Fund pays the Adviser a monthly fee at the annual rate of 0.99% of the Growth Fund’s average daily net assets and the Income Fund pays the Adviser a monthly fee at the annual rate of 0.75% of the Income Fund’s average daily net assets. The Adviser does not receive advisory fees for the Balanced Growth and Balanced Income Funds (the “Balanced Funds”). The Adviser has entered into Sub-Advisory Agreements with eight sub-advisors to assist in the selection and management of the Growth Fund’s and Income Fund’s investment securities. It is the responsibility of the Sub-Advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each Sub-Adviser a quarterly fee for their services. The Adviser pays the Sub-Adviser’s fee directly from its own advisory fees. The sub-advisory fees are based on the assets of a Fund for which the Sub-Adviser is responsible for making investment decisions.

The following are the Sub-Advisers for the Growth Fund: Capital Guardian Trust Company, Santa Barbara Asset Management Inc., Sound Shore Management Inc., TimesSquare Capital Management and Wellington Management Company, LLP.

The following are the Sub-Advisers for the Income Fund: Ernest Partners, LLC, Sterling Capital Management, LLC and Robert W. Baird & Company, Incorporated.

The Trust employs a Chief Compliance Officer (“CCO”) who receives a portion of her compensation as approved by the Board of Trustees, as well as reimbursement of out-of-pocket expenses. The CCO is also an employee of the Adviser. For the six months ended December 31, 2009, the Growth Fund, the Income Fund, the Balanced Growth Fund, and the Balanced Income Fund were allocated a portion of the CCO’s compensation of $21,563, $9,502, $7,921 and $2,573, respectively.

The Trust is a party to Shareholder Services Agreements pursuant to which each Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of the Shareholder Services Agreements, each Fund is authorized to pay monthly an Authorized Service Provider (which may include affiliates of the Funds) a shareholder services fee at the rate of 0.25% on an annual basis of the average daily net assets of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship. In connection with the Shareholder Services Agreement, the Adviser has agreed to waive the amount of the investment advisory fees payable to it by any Fund to the extent of the amount paid in fees by a Fund to any affiliated Authorized Service Provider under the Shareholder Services Agreements. Effective July 1, 2009 through October 31, 2010, the Adviser agrees to waive up to 0.17% on an annual basis of the average daily net assets for the Growth Fund, the Balanced Growth Fund and the Balanced Income Fund.

The Trust has entered into servicing agreements with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the servicing agreements, USBFS provides transfer agency, administrative and fund accounting services to the Funds. Under the terms of the Transfer Agency Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services. Under the Fund Accounting Agreement, USBFS is entitled to a fee computed at an annual rate of 0.02% of the Trust’s average daily net assets for the first $500,000,000, 0.01% for $500,000,001 to $1,000,000,000, and 0.0075% over $1,000,000,000. Under the Administration Agreement, USBFS is entitled to a fee computed at an annual rate of 0.03% of the Trust’s average daily net assets for the first $500,000,000, 0.02% for $500,000,001 to $1,000,000,000, and 0.01% over $1,000,000,000.

The Trust issues shares of the Funds pursuant to a Distribution Agreement with New Covenant Funds Distributor, Inc. (the “Distributor”), a wholly-owned subsidiary of New Covenant Trust Company, N.A., a subsidiary of the Presbyterian Church (U.S.A.) Foundation, under which the Distributor serves as the principal distributor of the Funds’ shares. The Funds do not pay the Distributor in its capacity as principal distributor.

The Trust has a Custodian Agreement with JPMorgan Chase & Co.

No officer, trustee or employee of the Trust, USBFS, or any affiliate thereof, except the CCO, receives any compensation from the Funds for serving as a Trustee or officer of the Trust. The Funds reimburse expenses incurred by the Trustees and Officers in attending Board and Committee meetings.

notes to financial statements

NEW COVENANT FUNDS
December 31, 2009 (Unaudited)

A summary of each Balanced Fund’s investment in the Growth Fund and Income Fund for the six months ended December 31, 2009, is as follows:

	Share Activity
	Balance			Balance	Realized		Value
Fund	June 30, 2009	Purchases	Sales	December 31, 2009	Gain (Loss)	Income	December 31, 2009

Balanced Growth Fund
Growth Fund	6,006,005	49,918	143,271	5,912,652	$(685,304)	$590,026	$161,947,530
Income Fund	3,939,855	35,884	101,822	3,873,917	(315,778)	1,690,569	84,877,518

Balanced Income Fund
Growth Fund	1,269,591	17,292	31,191	1,255,692	(156,162)	125,250	34,393,391
Income Fund	2,295,605	34,093	62,849	2,266,849	(243,963)	986,914	49,666,659

4. Purchases and Sales of Securities

The cost of purchases and proceeds from sales of securities, excluding U.S. government and other short-term investments, for the six months ended December 31, 2009, were as follows:

	Purchases	Sales
	(excluding	(excluding
	Short-Term	Short-Term
	Investments &	Investments &	Purchases of	Sales of
Fund	U.S. Government)	U.S. Government)	U.S. Government	U.S. Government

Growth Fund	$200,363,495	$211,543,585	$—	$—
Income Fund	83,091,758	134,497,070	94,386,548	50,823,571
Balanced Growth Fund	3,143,484	5,994,729	—	—
Balanced Income Fund	1,202,691	2,078,714	—	—

5. Risk Factors

The performance of a Fund’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit. The Funds may purchase securities which are not registered under the Securities Act of 1933 (the “Securities Act”) but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as “illiquid securities;” however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower-rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds’

notes to financial statements

NEW COVENANT FUNDS
December 31, 2009 (Unaudited)

assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

6.	Federal Income Taxes

As of June 30, 2009, the Funds had available for federal tax purposes unused capital loss carryforwards expiring as follows:

	2012	2013	2014	2015	2016	2017	Total

Growth Fund	$—	$—	$—	$—	$—	$61,581,089	$61,581,089
Income Fund	—	—	1,591,357	5,673,243	517,116	6,784,158	14,565,874
Balanced Growth Fund	—	—	—	—	—	764,364	764,364
Balanced Income Fund	1,227,811	792,155	—	—	—	335,058	2,355,024

Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended June 30, 2009, the Funds deferred to July 1, 2010, post-October capital losses of:

Post-October Losses

Growth Fund	$125,248,772
Income Fund	18,719,766
Balanced Growth Fund	8,440,942
Balanced Income Fund	1,644,919

As of June 30, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

							Total
	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Accumulated	Dividends	Capital and	Appreciation/	Earnings/
	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)*	(Deficit)

Growth Fund	$—	$—	$—	$—	$(186,828,060)	$(19,737,291)	$(206,565,351)

Income Fund	292,365	—	292,365	—	(33,285,640)	(55,362,848)	(88,356,123)

Balanced Growth Fund	—	—	—	—	(9,205,306)	(51,763,382)	(60,968,688)

Balanced Income Fund	—	—	—	—	(3,999,943)	(10,249,509)	(14,249,452)

*	The difference between the book-basis and tax basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, passive foreign investment companies (“PFICs”) and the difference between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

At June 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Growth Fund	$677,848,076	$67,317,527	$(87,054,818)	$(19,737,291)
Income Fund	442,838,172	7,091,999	(62,454,847)	(55,362,848)
Balanced Growth Fund	274,306,759	2,508,310	(54,271,692)	(51,763,382)
Balanced Income Fund	89,554,146	1,152,506	(11,402,015)	(10,249,509)

notes to financial statements

NEW COVENANT FUNDS
December 31, 2009 (Unaudited)

8. Subsequent Events

As of February 26, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds are currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

supplemental data

NEW COVENANT FUNDS
December 31, 2009 (Unaudited)

Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 800-858-6127 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how each Fund voted proxies related to securities held during the most recent 12 month period ended June 30 is (i) available without charge, upon request, by calling 800-858-6127; (ii) on the Funds’ website at http://www.newcovenantfunds.com and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Holdings

Portfolio holdings statements for the Funds for the quarters ended March 31 and September 30 are available, without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

Additional Fund Information — Hypothetical Cost of Investing

As a shareholder of the New Covenant Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the New Covenant Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 through December 31, 2009.

Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09

Growth Fund	$1,000.00	$1,211.60	$6.58	1.18%
Income Fund	1,000.00	1,067.70	4.48	0.86%
Balanced Growth Fund	1,000.00	1,154.30	1.19	0.22%
Balanced Income Fund	1,000.00	1,117.30	1.23	0.23%

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each of the New Covenant Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09

Growth Fund	$1,000.00	$1,019.26	$6.01	1.18%
Income Fund	1,000.00	1,020.87	4.38	0.86%
Balanced Growth Fund	1,000.00	1,024.10	1.12	0.22%
Balanced Income Fund	1,000.00	1,024.05	1.17	0.33%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio (reflecting fee waivers in effect) multiplied by 184/365 (to reflect the one-half year period)
**	Annualized.

This report is authorized for distribution only if preceded by a current prospectus.
Shares of New Covenant Funds are distributed by New Covenant Funds Distributors, Inc.,
200 East Twelfth Street, Jeffersonville, IN 47130.

NCF 14-09-17

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Investments.
Not Applicable
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a)	The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.
(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Michael Ricks
Michael Ricks, Treasurer

Date	3/1/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert E. Leech
Robert E. Leech, President

Date	2/25/2010

By	/s/ Michael Ricks
Michael Ricks, Treasurer

Date	3/1/2010

3